Share-based compensation - Text Details (Detail) € / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Share-based compensation [Line Items]
Share-based compensation costs	€ 116,000,000		€ 121,000,000		€ 105,000,000
Employee stock purchase plan	7,000,000
Increase (decrease) through share-based payment transactions, equity	€ 110,000,000		€ 116,000,000		€ 101,000,000
Comparison group for performance shares	20	20	20	20	20	20
Risk free interest rate, share options granted	(0.69%)	(0.69%)
Expected volatility, share options granted	28.00%	28.00%
Aggregate intrinsic value of liabilities from share-pased payments	€ 6,000,000		€ 9,000,000		€ 13,000,000
Euro [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	3 months 18 days	3 months 18 days	3 months 18 days	3 months 18 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 4.3
Proceeds from exercise of options	€ 9,000,000
US Dollar [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	3 months 18 days	3 months 18 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 2.6
Performance share plans [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 110,000,000		€ 116,000,000		106,000,000
Cost recognition period (weighted average)	1.89	1.89
Restricted shares [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 66,000,000		€ 62,000,000		59,000,000
Cost recognition period (weighted average)			1.8	1.8
Cliff-vesting period			3
Option plans [Member]
Share-based compensation [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested			€ 4,000,000				$ 3,000
Option plans [Member] | Euro [Member]
Share-based compensation [Line Items]
Proceeds from exercise of options			21,000,000		28,000,000
Tax deductions realized as a result of option exercises	€ 1,000,000		3,000,000		2,000,000
Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 7,000		$ 11,000		$ 11,000
Accelerate options [Member] | Euro [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	6 months	6 months
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 2,000,000
Aggregate intrinsic value of liabilities from share-pased payments	700,000				1,600,000
Proceeds from exercise of options	€ 700,000		1,400,000		2,000,000
Tax deductions realized as a result of option exercises			€ 100,000		€ 200,000
Accelerate options [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares							$ 20.02
Weighted average remaining contractual life of outstanding share options	1 month 6 days	1 month 6 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $							$ 300
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 700		$ 900		$ 1,000
Bottom of range [member] | Option plans [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares			€ 14.82
Bottom of range [member] | Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares							$ 19.5
Bottom of range [member] | Accelerate options [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 15.24
Top of range [member] | Euro [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	22.43
Top of range [member] | Option plans [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 23.23
Top of range [member] | Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares								$ 30.27